Share Based Payment	12 Months Ended
Mar. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share Based Payment
35)	SHARE BASED PAYMENT

Description of the share based payment arrangements

Share Option Programs (Equity-Settled)

a)	MakeMyTrip.com Equity Option Plan (MMT ESOP Plan)

In 2000, the Group approved a share option programme in Mauritius, named the MakeMyTrip.com Equity Option Plan (“MMT ESOP Plan”). In June 2009, this plan was expanded in order to issue share options to employees of subsidiaries and directors of the Group. The Group replaced certain share options to acquire shares in its Indian subsidiary held by employees at its subsidiaries with options granted under the MMT ESOP Plan. Total options granted under this plan were 2,703,810 during the year ended March 31, 2010. No options were granted during the year ended March 31, 2017, 2018 and 2019.

The number and weighted average exercise price of share options under MMT ESOP plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Options	Weighted Average Exercise Price per share (USD)	Number of Options	Weighted Average Exercise Price per share (USD)	Number of Options
	For the Year Ended March 31
Particulars	2017	2017	2018	2018	2019	2019
Outstanding at beginning of the year	1.45	379,939	1.14	333,121	1.28	261,410
Granted during the year	—	—	—	—	—	—
Forfeited and expired during the year	—	—	—	—	—	—
Exercised during the year	3.64	(46,818)	0.63	(71,711)	1.23	(243,571)
Outstanding at the end of the year	1.14	333,121	1.28	261,410	1.98	17,839
Exercisable at the end of the year	1.14	333,121	1.28	261,410	1.98	17,839

The options outstanding at March 31, 2019 have an exercise price per share of USD 1.9765 (March 31, 2018: USD 0.742 to USD 1.9765 and March 31, 2017: USD 0.4875 to USD 1.9765) and a weighted average contractual life of 2 years and 3 months (March 31, 2018: 3 year and 3 months and March 31, 2017: 3 months).

During the year ended March 31, 2019, share based payment expense for these options recognized under personnel expenses (refer note 14) amounted to Nil (March 31, 2018: Nil and March 31, 2017: Nil).

b)	Share Incentive Plan

In 2010, the Group approved a share incentive plan in Mauritius, named the MakeMyTrip 2010 Share Incentive Plan (“Share Incentive Plan”). During the year ended March 31, 2017, 2018 and 2019, the Group granted restricted share units, or RSUs, under the plan to eligible employees and non-employees. Each RSU represents the right to receive one common share.

Terms and Conditions of the Share Incentive Plan

The terms and conditions relating to the grants under Share Incentive Plan are given below:

Grant details	Number of instruments	Vesting conditions	Contractual life of RSUs
RSUs granted during the year ended March 31, 2017	4,481,294	Refer notes	4 – 10 years
RSUs granted during the year ended March 31, 2018	690,757	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2019	1,325,531	Refer notes	4 – 8 years

Notes:

1. Of the RSU granted during the year ended March 31, 2019:

1,199,663 (March 31, 2018: 690,757 and March 31, 2017: 3,348,389) RSUs have graded vesting over 4 years: 10% on the expiry of 12 months from the grant date, 20% on the expiry of 24 months from the grant date, 30% on the expiry of 36 months from the grant date, 40% on the expiry of 48 months from the grant date.

•

125,868 (March 31, 2018: Nil and March 31, 2017: Nil) RSUs have graded vesting over 4 years: 50% on the expiry of 36 months from the grant date, and 50% on the expiry of 48 months from the grant date. Further, the Group's estimate of the number of shares to be issued is adjusted upward or downward based upon the probability of achievement of the individual performance. Maximum shares the employees are eligible to receive under this scheme are 120% of the total RSUs granted.

•	Nil (March 31, 2018: Nil and March 31, 2017: 3,000) RSUs were fully vested on the grant date.
•	These RSUs can be exercised within a period of 48 months from the date of vesting.

2. In connection with the acquisition of ibibo Group, the Group exchanged share-based payment awards held by the employees of the ibibo Group for 1,129,905 RSUs. These RSUs can be exercised with in a period of 10 years from the grant date i.e. January 31, 2017.

The number and weighted average exercise price of RSUs under the share incentive plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2017	2017	2018	2018	2019	2019
Outstanding at beginning of the year	0.0005	2,867,713	0.0005	6,367,186	0.0005	5,433,399
Granted during the year	0.0005	4,481,294	0.0005	690,757	0.0005	1,325,531
Forfeited and expired during the year	0.0005	(154,805)	0.0005	(559,023)	0.0005	(307,257)
Exercised during the year	0.0005	(827,016)	0.0005	(1,065,521)	0.0005	(716,847)
Outstanding at the end of the year	0.0005	6,367,186	0.0005	5,433,399	0.0005	5,734,826
Exercisable at the end of the year	0.0005	1,325,558	0.0005	1,313,158	0.0005	1,650,767

The grant date fair value of RSUs granted during the year is in the range of USD 24.33 to USD 36.15 (March 31, 2018: USD 28.75 to USD 33.55 and March 31, 2017: USD 14.86 to USD 32.70).

The RSUs outstanding at March 31, 2019 have an exercise price per share of USD 0.0005 (March 31, 2018: USD 0.0005 and March 31, 2017: USD 0.0005) and a weighted average contractual life of 4.9 years (March 31, 2018: 5.2 years and March 31, 2017: 6.2 years).

During the year ended March 31, 2019, share based payment expense recognized under personnel expenses (refer note 14) amounted to USD 39,714 (March 31, 2018: USD 44,730 and March 31, 2017:  USD 26,620) and, under legal and professional expenses (refer note 15) amounted to USD 288 (March 31, 2018 : 144 and March 31, 2017 : Nil) for the RSUs granted under the share incentive plan.

c)	Bona Vita Employees Stock Option Plan 2016

In 2016, one of the Group’s subsidiary approved a share incentive plan in India, named the Bona Vita Employees Stock Option Plan 2016 (“Bona Vita ESOP Plan”). During the year ended March 31, 2019, no employee stock options (March 31, 2018: 11,789, March 31, 2017: 25,032), or ESOP, were granted to employees. Each ESOP represents the right to receive one common share of the subsidiary.

ESOPs have graded vesting over 4 years from the grant date with first vesting date after one year from the grant date. The contractual life of the ESOPs granted under this plan is 10 years from the vesting date.

The number and weighted average exercise price of Employee stock options under the Bona Vita ESOP Plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2017	2017	2018	2018	2019	2019
Outstanding at beginning of the year	—	—	0.0154	21,711	0.0154	21,955
Granted during the year	0.0154	25,032	0.0154	11,789	—	—
Forfeited and expired during the year	0.0154	(3,321)	0.0154	(11,545)	0.0154	(8,291)
Exercised during the year	—	—	—	—	—	—
Outstanding at the end of the year	0.0154	21,711	0.0154	21,955	0.0154	13,664
Exercisable at the end of the year	—	—	0.0154	11,370	0.0154	13,664

Inputs for Measurement of Grant Date Fair Values of Bona Vita ESOP Plan

For the Year Ended March 31
Fair value of ESOP and assumptions	2018
Share price at grant date (USD)	14.64 - 29.19
Fair value at grant date (USD)	14.64 - 29.19
Exercise price (USD)	0.0154
Expected volatility	41.67% - 43.56%
Expected term	10 years
Expected dividends	—
Risk-free interest rate	7.55% - 7.72%

The ESOPs outstanding at March 31, 2019 have an exercise price per share of USD 0.0154 (March 31, 2018: USD 0.0154, March 31, 2017: USD 0.0154) and a weighted average contractual life of 8.7 years (March 31, 2018 10.4 years, March 31, 2017: 11.1 years).

During the year ended March 31, 2018, share based payment expense recognized (reversed) under personnel expenses (refer note 14) amounted to USD 31 (March 31, 2018 (14) March 31, 2017: USD 175) for the ESOPs granted under the Bona Vita ESOP plan.